Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 07, 2024	Jan. 16, 2024	Feb. 05, 2024
Libertas Funding LLC [Member] | Libertas Agreement [Member]
Subsequent Events (Details) [Line Items]
Amount of future receipts agreed to sell			$ 2,193,000
Sale of future receipt purchase price			$ 1,700,000
Private Placement [Member] | Common Stock [Member] | HillCour Investment Fund, LLC [Member] | Second Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued		1,322,100
Purchase price		$ 0.9201
Private Placement [Member] | Common Stock [Member] | HillCour Investment Fund, LLC [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued	910,000
Purchase price	$ 1.65